Note 7 - Stockholders' Equity (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016
Stock Options And Warrants Details
Exercise price range	$750.00 to $2,225.00
Number of options outstanding, ending	1,113		1,246	1,246
Weighted average remaining contractual life	5 months 26 days
Weighted average exercise price, outstanding	$ 1,320.00	$ 1,320.00	$ 1,428.00
Number of options exercisable	1,113	1,133	1,246
Weighted average exercise price, exercisable	$ 1,320.00	$ 1,320.00	$ 1,428.00